RISKS (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
RISKS
Restricted cash and cash equivalents	$ 0	$ 22,009	$ 0	$ 0
Increase in revenue (as a percent)	57.00%	25.00%
Specific Allowance For Lease Payment Receivables For COVID-19	$ 119,067,356	$ 121,412,692	$ 101,862,247